Long-term debt (Schedule of detailed information about borrowings) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended		24 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance		$ 1,107.5
Repayments		0.0	$ (100.0)
Transaction costs		(11.7)	(15.1)
Borrowings, ending balance	$ 1,107.5	1,008.6	1,107.5	$ 1,008.6
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance		1,111.1	1,190.6	1,190.6
Repurchases		(102.5)	(82.6)
Write-down of unamortized transaction costs		0.2	0.6
Accretion of transaction costs and premiums		2.1	2.5
Borrowings, ending balance	1,111.1	1,010.9	1,111.1	1,010.9
Senior secured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance		(3.6)	96.9	96.9
Repayments			(100.0)
Accretion of transaction costs and premiums		1.3	2.0
Transaction costs	(2.5)		(2.5)
Borrowings, ending balance	$ (3.6)	$ (2.3)	$ (3.6)	$ (2.3)